UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish            Plymouth, Minnesota            November 14, 2006
--------------------        ------------------------       ------------------
     [Signature]              [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total: $1,020,973
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.       Form 13F File Number     Name

1.        __________               Waterstone Market Neutral Master Fund, Ltd.

2.        28- 10926                Waterstone Capital Offshore Advisors, LP

FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6 COLUMN 7       COLUMN 8

                               TITLE OF                      VALUE    SHRS OR   SH/ PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000) PRN AMT   PRN CALL  DSCRTN  MGRS   SOLE   SHARED    NONE
3M CO                          COM                88579Y101   3,900       52,400 SH        DEFINED  2     0       52,400   0
ALLERGAN INC                   COM                018490102   3,975       35,300 SH        DEFINED  2     0       35,300   0
AMERICAN EXPRESS CO            COM                025816109   6,410      114,300 SH        DEFINED  2     0      114,300   0
AMERICAN EXPRESS CO            DBCV 1.850%12/0    025816AS8  25,307   25,000,000 SH        DEFINED  2     0   25,000,000   0
AMERICAN TOWER CORP            CL A               029912201     456       12,500 SH        DEFINED  2     0       12,500   0
AMERIPRISE FINL INC            COM                03076C106  18,829      401,470 SH        DEFINED  2     0      401,470   0
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0    037933AB4  12,532   13,004,000 SH        DEFINED  2     0   13,004,000   0
ARCHSTONE SMITH TR             COM                039583109   2,276       41,800 SH        DEFINED  2     0       41,800   0
ASPEN INSURANCE HOLDINGS LTD   SHS                G05384105   4,399      170,300 SH        DEFINED  2     0      170,300   0
BASIC ENERGY SVCS INC NEW      COM                06985P100   1,069       43,800 SH        DEFINED  2     0       43,800   0
BEST BUY INC                   COM                086516101   2,898       54,100 SH        DEFINED  2     0       54,100   0
BEST BUY INC                   COM                086516101     936      246,200     PUT   DEFINED  2     0      246,200   0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 3.750% 5/1    10112RAG9  20,493   19,000,000 SH        DEFINED  2     0   19,000,000   0
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1    13342BAB1  10,394   10,000,000 SH        DEFINED  2     0   10,000,000   0
CAPITAL ONE FINL CORP          COM                14040H105  20,585      261,695 SH        DEFINED  2     0      261,695   0
CARNIVAL CORP                  DBCV 1.132% 4/2    143658AV4   5,004    7,000,000 SH        DEFINED  2     0    7,000,000   0
CARNIVAL CORP                  NOTE 10/2          143658AS1   3,952    5,000,000 SH        DEFINED  2     0    5,000,000   0
CHESAPEAKE ENERGY CORP         NOTE 2.750 11/1    165167BW6  11,754   11,469,000 SH        DEFINED  2     0   11,469,000   0
CIBER INC                      SDCV 2.875%12/1    17163BAB8   7,226    7,850,000 SH        DEFINED  2     0    7,850,000   0
CIENA CORP                     NOTE 0.250% 5/0    171779AB7   4,978    5,500,000 SH        DEFINED  2     0    5,500,000   0
CITIGROUP INC                  COM                172967101   3,725       75,000 SH        DEFINED  2     0       75,000   0
CITY NATL CORP                 COM                178566105     537        8,008 SH        DEFINED  2     0        8,008   0
COMMONWEALTH TEL ENTERPRISES   NOTE 3.250% 7/1    203349AB1  21,213   20,000,000 SH        DEFINED  2     0   20,000,000   0
EASTMAN KODAK CO               COM                277461109   1,631       72,800 SH        DEFINED  2     0       72,800   0
EASTMAN KODAK CO               COM                277461109     620       80,000     PUT   DEFINED  2     0       80,000   0
ENSCO INTL INC                 COM                26874Q100     657       15,000 SH        DEFINED  2     0       15,000   0
FAIR ISAAC CORP                NOTE 1.500% 8/1    303250AD6  27,498   27,000,000 SH        DEFINED  2     0    7,000,000   0
FISHER SCIENTIFIC INTL INC     COM NEW            338032204   5,250       67,100 SH        DEFINED  2     0       67,100   0
FLIR SYS INC                   NOTE 3.000% 6/0    302445AB7  25,910   19,042,000 SH        DEFINED  2     0   19,042,000   0
FMC TECHNOLOGIES INC           COM                30249U101   1,240       23,100 SH        DEFINED  2     0       23,100   0
FORD MTR CO CAP TR II          PFD TR CV6.5%      345395206   8,368      250,000 SH        DEFINED  2     0      250,000   0
FREEPORT-MCMORAN COPPER & GO   CL B               35671D857  16,553      310,791 SH        DEFINED  2     0      310,791   0
GENERAL ELECTRIC CO            COM                369604103     457       12,960 SH        DEFINED  2     0       12,960   0
GETTY IMAGES INC               SDCV 0.500% 6/0    374276AH6  29,389   27,320,000 SH        DEFINED  2     0    7,320,000   0
GRANT PRIDECO INC              COM                38821G101     282        7,410 SH        DEFINED  2     0        7,410   0
GREY GLOBAL GROUP INC          SDCV 5.000%10/1    39787MAB4  11,346    9,000,000 SH        DEFINED  2     0    9,000,000   0
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1    410768AE5   9,105    6,500,000 SH        DEFINED  2     0    6,500,000   0
HEADWATERS INC                 NOTE 2.875% 6/0    42210PAB8   5,158    5,048,000 SH        DEFINED  2     0    5,048,000   0
HEALTH MGMT ASSOC INC NEW      NOTE 1.500% 8/0    421933AF9  32,110   31,500,000 SH        DEFINED  2     0   31,500,000   0
IMCLONE SYS INC                NOTE 1.375% 5/1    45245WAF6  34,863   39,477,000 SH        DEFINED  2     0   39,477,000   0
INFINITY ENERGY RESOURCES IN   COM PAR .0001      45663L403     139       35,000 SH        DEFINED  2     0       35,000   0
INFORMATICA CORP               COM                45666Q102   2,208      162,500 SH        DEFINED  2     0      162,500   0
INTERNATIONAL GAME TECHNOLOG   DBCV 1/2           459902AM4  96,228  108,951,000 SH        DEFINED  2     0  108,951,000   0
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1    460690AT7  27,469   26,000,000 SH        DEFINED  2     0   26,000,000   0
JP MORGAN CHASE & CO           COM                46625H100     704       15,000 SH        DEFINED  2     0       15,000   0
KOHLS CORP                     CALL               500255104   8,000      500,000     CALL  DEFINED  2     0      500,000   0
LANDAMERICA FINL GROUP INC     DBCV 3.125%11/1    514936AB9  32,465   29,000,000 SH        DEFINED  2     0   29,000,000   0
LANDAMERICA FINL GROUP INC     DBCV 3.250% 5/1    514936AD5   2,657    2,000,000 SH        DEFINED  2     0    2,000,000   0
LINCARE HLDGS INC              DBCV 3.000% 6/     532791AB6  22,871   23,500,000 SH        DEFINED  2     0   23,500,000   0
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1    549463AG2  36,523   36,800,000 SH        DEFINED  2     0   36,800,000   0
MASCO CORP                     NOTE 7/2           574599BB1  65,433  140,905,000 SH        DEFINED  2     0  140,905,000   0
MEDTRONIC INC                  COM                585055106     404        8,700 SH        DEFINED  2     0        8,700   0
MILLS CORP                     COM                601148109   2,507      150,000 SH        DEFINED  2     0      150,000   0
NATIONAL OILWELL VARCO INC     COM                637071101   1,405       24,000 SH        DEFINED  2     0       24,000   0
NAVISTAR INTL CORP NEW         COM                63934E108     976       37,797 SH        DEFINED  2     0       37,797   0
NEKTAR THERAPEUTICS            COM                640268108   4,353      302,100 SH        DEFINED  2     0      302,100   0
NEW YORK CMNTY CAP TR V        BONUSES            64944P307  44,411      945,227 SH        DEFINED  2     0      945,227   0
NOVELL INC                     DBCV 0.500% 7/1    670006AC9  25,869   27,500,000 SH        DEFINED  2     0   27,500,000   0
OMNICARE INC                   DBCV 3.250%12/1    681904AL2  11,302   12,669,000 SH        DEFINED  2     0   12,669,000   0
PHARMACEUTICAL RES INC         NOTE 2.875% 9/3    717125AC2   4,828    5,250,000 SH        DEFINED  2     0    5,250,000   0
PMI GROUP INC                  COM                69344M101   8,433      192,500 SH        DEFINED  2     0      192,500   0
PROCTER & GAMBLE CO            COM                742718109   4,537       73,200 SH        DEFINED  2     0       73,200   0
QUANEX CORP                    DBCV 2.500% 5/1    747620AE2   1,349    1,000,000 SH        DEFINED  2     0    1,000,000   0
RAYTHEON CO                     W EXP 06/16/201   755111119     143       10,000 SH        DEFINED  2     0       10,000   0
REINSURANCE GROUP AMER INC     PFD TR INC EQ      759351307  63,723      972,876 SH        DEFINED  2     0      972,876   0
ROWAN COS INC                  COM                779382100     791       25,000 SH        DEFINED  2     0       25,000   0
SANDISK CORP                   NOTE 1.000% 5/1    80004CAC5  42,875   45,000,000 SH        DEFINED  2     0   45,000,000   0
SVB FINL GROUP                 COM                78486Q101   3,794       85,000 SH        DEFINED  2     0       85,000   0
TCF FINL CORP                  COM                872275102   1,853       70,500 SH        DEFINED  2     0       70,500   0
TEVA PHARMACEUTICAL FIN II L   DBCV 0.250% 2/0    88164RAB3  16,791   15,500,000 SH        DEFINED  2     0   15,500,000   0
TRINITY INDS INC               NOTE 3.875% 6/0    896522AF6  40,873   42,500,000 SH        DEFINED  2     0   42,500,000   0
UNITED TECHNOLOGIES CORP       COM                913017109     792       12,500 SH        DEFINED  2     0       12,500   0
VALASSIS COMMUNICATIONS INC    NOTE 1.625% 5/2    918866AK0   5,909    9,500,000 SH        DEFINED  2     0    9,500,000   0
WAL MART STORES INC            COM                931142103   3,452       70,000 SH        DEFINED  2     0       70,000   0
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1    939653AJ0   5,019    5,000,000 SH        DEFINED  2     0    5,000,000   0
WELLS FARGO & CO NEW           DBCV 5/0           949746FA4  20,283   20,000,000 SH        DEFINED  2     0   20,000,000   0
WYETH                          COM                983024100   6,319      124,300 SH        DEFINED  2     0      124,300   0



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